Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Residential Mortgage Loans by Vintage (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 386,272	$ 378,586
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	3,944	4,118
Residential mortgage [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	16,694	10,801
Term loans by origination year, fiscal year before current fiscal year, finance receivable	8,105	11,644
Term loans by origination year, two years before current fiscal year, finance receivable	10,132	43,611
Term loans by origination year, three years before current fiscal year, finance receivable	40,818	59,325
Term loans by origination year, four years before current fiscal year, finance receivable	55,741	33,090
Term loans by origination year, more than five years before current fiscal year, finance receivable	100,239	79,209
Revolving loans, finance receivable	3,871	5,956
Revolving loans converted to term loans, finance receivable	6,590	6,633
Total loans	242,190	250,269
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	0	0
Term loans by origination year, fiscal year before current fiscal year, charge-offs	1	0
Term loans by origination year, two years before current fiscal year, charge-offs	1	0
Term loans by origination year, three years before current fiscal year, charge-offs	7	1
Term loans by origination year, four years before current fiscal year, charge-offs	8	2
Term loans by origination year, more than five years before current fiscal year, charge-offs	29	27
Revolving loans, charge-offs	2	2
Revolving loans converted to term loans, charge-offs	21	32
Loan charge-offs, loans	69	64
Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV 0-80% [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	15,501	10,360
Term loans by origination year, fiscal year before current fiscal year, finance receivable	7,473	11,089
Term loans by origination year, two years before current fiscal year, finance receivable	9,687	40,341
Term loans by origination year, three years before current fiscal year, finance receivable	38,247	58,434
Term loans by origination year, four years before current fiscal year, finance receivable	55,218	32,727
Term loans by origination year, more than five years before current fiscal year, finance receivable	94,237	71,821
Revolving loans, finance receivable	3,825	5,874
Revolving loans converted to term loans, finance receivable	6,502	6,521
Total loans	230,690	237,167
Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV 80.01-100% [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	1,152	398
Term loans by origination year, fiscal year before current fiscal year, finance receivable	573	482
Term loans by origination year, two years before current fiscal year, finance receivable	394	3,088
Term loans by origination year, three years before current fiscal year, finance receivable	2,434	758
Term loans by origination year, four years before current fiscal year, finance receivable	437	193
Term loans by origination year, more than five years before current fiscal year, finance receivable	283	259
Revolving loans, finance receivable	27	61
Revolving loans converted to term loans, finance receivable	56	72
Total loans	5,356	5,311
Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV greater than 100% [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	7	9
Term loans by origination year, fiscal year before current fiscal year, finance receivable	22	38
Term loans by origination year, two years before current fiscal year, finance receivable	25	121
Term loans by origination year, three years before current fiscal year, finance receivable	93	53
Term loans by origination year, four years before current fiscal year, finance receivable	34	20
Term loans by origination year, more than five years before current fiscal year, finance receivable	40	49
Revolving loans, finance receivable	8	10
Revolving loans converted to term loans, finance receivable	12	17
Total loans	241	317
Residential mortgage [Member] | Not government insured/guaranteed [Member] | No LTV available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	32	32
Term loans by origination year, fiscal year before current fiscal year, finance receivable	35	25
Term loans by origination year, two years before current fiscal year, finance receivable	20	44
Term loans by origination year, three years before current fiscal year, finance receivable	38	39
Term loans by origination year, four years before current fiscal year, finance receivable	32	56
Term loans by origination year, more than five years before current fiscal year, finance receivable	146	147
Revolving loans, finance receivable	11	11
Revolving loans converted to term loans, finance receivable	20	23
Total loans	334	377
Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	15,739	10,231
Term loans by origination year, fiscal year before current fiscal year, finance receivable	7,606	10,931
Term loans by origination year, two years before current fiscal year, finance receivable	9,518	40,431
Term loans by origination year, three years before current fiscal year, finance receivable	37,588	55,880
Term loans by origination year, four years before current fiscal year, finance receivable	52,338	31,150
Term loans by origination year, more than five years before current fiscal year, finance receivable	83,614	61,856
Revolving loans, finance receivable	3,078	4,671
Revolving loans converted to term loans, finance receivable	4,028	3,917
Total loans	213,509	219,067
Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	678	411
Term loans by origination year, fiscal year before current fiscal year, finance receivable	314	448
Term loans by origination year, two years before current fiscal year, finance receivable	348	1,978
Term loans by origination year, three years before current fiscal year, finance receivable	1,888	2,208
Term loans by origination year, four years before current fiscal year, finance receivable	2,043	1,165
Term loans by origination year, more than five years before current fiscal year, finance receivable	5,078	4,601
Revolving loans, finance receivable	393	635
Revolving loans converted to term loans, finance receivable	848	882
Total loans	11,590	12,328
Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	168	93
Term loans by origination year, fiscal year before current fiscal year, finance receivable	102	151
Term loans by origination year, two years before current fiscal year, finance receivable	138	756
Term loans by origination year, three years before current fiscal year, finance receivable	722	775
Term loans by origination year, four years before current fiscal year, finance receivable	794	411
Term loans by origination year, more than five years before current fiscal year, finance receivable	2,242	2,196
Revolving loans, finance receivable	183	314
Revolving loans converted to term loans, finance receivable	524	533
Total loans	4,873	5,229
Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	49	27
Term loans by origination year, fiscal year before current fiscal year, finance receivable	10	52
Term loans by origination year, two years before current fiscal year, finance receivable	40	196
Term loans by origination year, three years before current fiscal year, finance receivable	269	172
Term loans by origination year, four years before current fiscal year, finance receivable	202	101
Term loans by origination year, more than five years before current fiscal year, finance receivable	900	944
Revolving loans, finance receivable	63	103
Revolving loans converted to term loans, finance receivable	252	287
Total loans	1,785	1,882
Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	5	2
Term loans by origination year, fiscal year before current fiscal year, finance receivable	5	15
Term loans by origination year, two years before current fiscal year, finance receivable	16	139
Term loans by origination year, three years before current fiscal year, finance receivable	157	130
Term loans by origination year, four years before current fiscal year, finance receivable	147	56
Term loans by origination year, more than five years before current fiscal year, finance receivable	1,194	1,209
Revolving loans, finance receivable	82	133
Revolving loans converted to term loans, finance receivable	434	449
Total loans	2,040	2,133
Residential mortgage [Member] | Not government insured/guaranteed [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	53	35
Term loans by origination year, fiscal year before current fiscal year, finance receivable	66	37
Term loans by origination year, two years before current fiscal year, finance receivable	66	94
Term loans by origination year, three years before current fiscal year, finance receivable	188	119
Term loans by origination year, four years before current fiscal year, finance receivable	197	113
Term loans by origination year, more than five years before current fiscal year, finance receivable	1,678	1,470
Revolving loans, finance receivable	72	100
Revolving loans converted to term loans, finance receivable	504	565
Total loans	2,824	2,533
Residential mortgage [Member] | Not government insured/guaranteed [Member] | Current-29 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	16,684	10,780
Term loans by origination year, fiscal year before current fiscal year, finance receivable	8,093	11,611
Term loans by origination year, two years before current fiscal year, finance receivable	10,109	43,482
Term loans by origination year, three years before current fiscal year, finance receivable	40,678	59,206
Term loans by origination year, four years before current fiscal year, finance receivable	55,583	32,964
Term loans by origination year, more than five years before current fiscal year, finance receivable	93,805	71,302
Revolving loans, finance receivable	3,852	5,910
Revolving loans converted to term loans, finance receivable	6,326	6,319
Total loans	235,130	241,574
Residential mortgage [Member] | Not government insured/guaranteed [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	8	19
Term loans by origination year, fiscal year before current fiscal year, finance receivable	4	15
Term loans by origination year, two years before current fiscal year, finance receivable	10	69
Term loans by origination year, three years before current fiscal year, finance receivable	83	55
Term loans by origination year, four years before current fiscal year, finance receivable	81	22
Term loans by origination year, more than five years before current fiscal year, finance receivable	572	636
Revolving loans, finance receivable	13	27
Revolving loans converted to term loans, finance receivable	124	142
Total loans	895	985
Residential mortgage [Member] | Not government insured/guaranteed [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	0	0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	6	8
Term loans by origination year, two years before current fiscal year, finance receivable	7	43
Term loans by origination year, three years before current fiscal year, finance receivable	51	23
Term loans by origination year, four years before current fiscal year, finance receivable	57	10
Term loans by origination year, more than five years before current fiscal year, finance receivable	329	338
Revolving loans, finance receivable	6	19
Revolving loans converted to term loans, finance receivable	140	172
Total loans	596	613
Residential mortgage [Member] | Government insured or guaranteed [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2	2
Term loans by origination year, fiscal year before current fiscal year, finance receivable	2	10
Term loans by origination year, two years before current fiscal year, finance receivable	6	17
Term loans by origination year, three years before current fiscal year, finance receivable	6	41
Term loans by origination year, four years before current fiscal year, finance receivable	20	94
Term loans by origination year, more than five years before current fiscal year, finance receivable	5,533	6,933
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	5,569	7,097
Residential mortgage [Member] | Government insured or guaranteed [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 1,700	$ 2,800